Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following is disclosure pursuant to the SEC's pay versus performance rules ("PVP Rules"). The PVP Rules create a new definition of pay referred to as Compensation Actually Paid ("CAP"), which is compared to certain performance measures as defined by the SEC. The amounts set forth below in the required table are calculated pursuant to SEC rules but do not represent amounts that have actually been earned or realized by our NEOs. Performance conditions for some of these awards have not yet been satisfied. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For a more detailed discussion on our compensation philosophy, please refer to Compensation Discussion and Analysis beginning on page 23.

Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for CEO ($)(1)	CAP to CEO ($)(2)	Average SCT Total for Non- CEO NEOs ($)(3)	Average CAP to Non-CEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Adjusted EBITDA (in millions) ($)(6)
2023	8,802,493	12,197,702	2,636,775	3,544,836	42.28	154.34	188,200,000	594.1

2022	5,954,650	3,332,400	2,304,413	1,249,438	25.98	124.11	(271,200,000)	336.5

2021	7,753,272	6,762,279	2,767,255	1,630,054	48.36	152.43	(422,800,000)	80.0

2020	6,915,289	1,877,986	1,883,730	946,890	52.24	118.35	(616,800,000)	(276.9)

(1)
For 2022 and 2023, our CEO was Sean Gamble. For 2021 and 2020, our CEO was Mark Zoradi.
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement in December 2021.

	CEO				Average for Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020

SCT Total	$8,802,493	$5,954,650	$7,753,272	$6,915,289	$2,636,775	$2,304,413	$2,767,255	$1,883,730

Less, value of Stock Awards reported in SCT	$5,399,991	$3,628,435	$4,571,726	$5,857,524	$1,069,987	$936,305	$2,057,955	$1,301,064

Plus, year-end fair value of current year Equity Awards	$6,514,202	$1,887,222	$3,650,260	$4,079,720	$1,290,763	$486,991	$1,016,649	$1,076,099

Plus, year-over-year change in fair value of oustanding unvested Equity Awards	$2,017,153	($944,003)	—	($2,167,088)	$527,645	($590,280)	($59,102)	($451,356)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	$263,845	$62,966	($69,527)	($1,092,411)	$159,640	($15,381)	($36,793)	($260,519)

Compensation actually paid	$12,197,702	$3,332,400	$6,762,279	$1,877,986	$3,544,836	$1,249,438	$1,630,054	$946,890

(3)
For 2022 and 2023, our Non-CEO NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 and 2020 our Non-CEO NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.
(5)
For the fiscal years ended 2020, 2021, 2022 and 2023, the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the 4-year period ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.
	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).
Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(3)
For 2022 and 2023, our Non-CEO NEOs included Melissa Thomas, Executive Vice President – Chief Financial Officer; Michael Cavalier, Executive Vice President – General Counsel; Valmir Fernandes, President – Cinemark International; and Wanda Gierhart, Chief Marketing and Content Officer. For 2021 and 2020 our Non-CEO NEOs included Lee Roy Mitchell, Executive Chairman of the Board; Sean Gamble, Executive Vice President – Chief Financial Officer and Chief Operating Officer; Michael Cavalier, Executive Vice President – General Counsel; and Valmir Fernandes, President – Cinemark International.

Peer Group Issuers, Footnote
(5)
For the fiscal years ended 2020, 2021, 2022 and 2023, the peer group TSR includes the S&P 500 Index, AMC Entertainment Holdings, Inc. and IMAX Corporation, two other publicly held companies in our industry with whom we compete for investor capital. The amounts shown set forth the total shareholder return assuming reinvestment of dividends during the 4-year period ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20, respectively, weighted based upon the S&P Index and AMC and IMAX’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 8,802,493	$ 5,954,650	$ 7,753,272	$ 6,915,289
PEO Actually Paid Compensation Amount	$ 12,197,702	3,332,400	6,762,279	1,877,986
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement in December 2021.

	CEO				Average for Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020

SCT Total	$8,802,493	$5,954,650	$7,753,272	$6,915,289	$2,636,775	$2,304,413	$2,767,255	$1,883,730

Less, value of Stock Awards reported in SCT	$5,399,991	$3,628,435	$4,571,726	$5,857,524	$1,069,987	$936,305	$2,057,955	$1,301,064

Plus, year-end fair value of current year Equity Awards	$6,514,202	$1,887,222	$3,650,260	$4,079,720	$1,290,763	$486,991	$1,016,649	$1,076,099

Plus, year-over-year change in fair value of oustanding unvested Equity Awards	$2,017,153	($944,003)	—	($2,167,088)	$527,645	($590,280)	($59,102)	($451,356)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	$263,845	$62,966	($69,527)	($1,092,411)	$159,640	($15,381)	($36,793)	($260,519)

Compensation actually paid	$12,197,702	$3,332,400	$6,762,279	$1,877,986	$3,544,836	$1,249,438	$1,630,054	$946,890

Non-PEO NEO Average Total Compensation Amount	$ 2,636,775	2,304,413	2,767,255	1,883,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,544,836	1,249,438	1,630,054	946,890
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable year. Fair value, or changes in fair value, of equity awards was determined by reference to prices on applicable year-end dates or the actual vesting dates. For 2021, all of the outstanding unvested equity awards for Mark Zoradi vested at the end of the term of his employment agreement in December 2021.

	CEO				Average for Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020

SCT Total	$8,802,493	$5,954,650	$7,753,272	$6,915,289	$2,636,775	$2,304,413	$2,767,255	$1,883,730

Less, value of Stock Awards reported in SCT	$5,399,991	$3,628,435	$4,571,726	$5,857,524	$1,069,987	$936,305	$2,057,955	$1,301,064

Plus, year-end fair value of current year Equity Awards	$6,514,202	$1,887,222	$3,650,260	$4,079,720	$1,290,763	$486,991	$1,016,649	$1,076,099

Plus, year-over-year change in fair value of oustanding unvested Equity Awards	$2,017,153	($944,003)	—	($2,167,088)	$527,645	($590,280)	($59,102)	($451,356)

Plus, year-over-year change in fair value of Equity Awards granted in prior year that vested in the year	$263,845	$62,966	($69,527)	($1,092,411)	$159,640	($15,381)	($36,793)	($260,519)

Compensation actually paid	$12,197,702	$3,332,400	$6,762,279	$1,877,986	$3,544,836	$1,249,438	$1,630,054	$946,890

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table	Three Most Important Measures for Determining NEO Pay Measure 1 – Adjusted EBITDA Measure 2 – Revenues Measure 3 – Cash Flow
Total Shareholder Return Amount	$ 42.28	25.98	48.36	52.24
Peer Group Total Shareholder Return Amount	154.34	124.11	152.43	118.35
Net Income (Loss)	$ 188,200,000	$ (271,200,000)	$ (422,800,000)	$ (616,800,000)
Company Selected Measure Amount	594.1	336.5	80.0	(276.9)
PEO Name	Sean Gamble	Sean Gamble	Mark Zoradi	Mark Zoradi
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. Adjusted EBITDA is considered a key performance in our industry. Annex A sets forth our reconciliation of Adjusted EBITDA (in millions).
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow
PEO | Adjustment to Compensation, Fair value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,399,991	$ 3,628,435	$ 4,571,726	$ 5,857,524
PEO | Adjustment to Compensation, Year-end fair value of current year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,514,202	1,887,222	3,650,260	4,079,720
PEO | Adjustment to Compensation, Year-Over-Year Change in Fair Value of Oustanding Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,017,153	(944,003)	0	(2,167,088)
PEO | Adjustment to Compensation, Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,845	62,966	(69,527)	(1,092,411)
Non-PEO NEO | Adjustment to Compensation, Fair value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,069,987	936,305	2,057,955	1,301,064
Non-PEO NEO | Adjustment to Compensation, Year-end fair value of current year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,290,763	486,991	1,016,649	1,076,099
Non-PEO NEO | Adjustment to Compensation, Year-Over-Year Change in Fair Value of Oustanding Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,645	(590,280)	(59,102)	(451,356)
Non-PEO NEO | Adjustment to Compensation, Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 159,640	$ (15,381)	$ (36,793)	$ (260,519)